Note 5 - Loans - Loan Portfolio by Credit Quality Indicator (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans	$ 782,027,368	$ 765,283,855	$ 754,283,563
Pass [Member]
Loans	741,083,607	728,740,714
Special Mention [Member]
Loans	18,155,406	14,610,955
Substandard [Member]
Loans	22,788,355	21,932,186
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Loans	57,410,473	48,122,263	47,024,878
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Pass [Member]
Loans	55,808,422	46,468,726
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Special Mention [Member]
Loans	729,088	825,607
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Substandard [Member]
Loans	872,963	827,930
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Loans	16,798,743	16,442,581	17,079,579
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Pass [Member]
Loans	15,664,048	15,868,191
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Special Mention [Member]
Loans	636,666	174,356
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Substandard [Member]
Loans	498,029	400,034
Real Estate Portfolio Segment [Member] | Commercial [Member]
Loans	373,533,562	351,171,668	349,090,031
Real Estate Portfolio Segment [Member] | Commercial [Member] | Pass [Member]
Loans	358,139,315	338,775,805
Real Estate Portfolio Segment [Member] | Commercial [Member] | Special Mention [Member]
Loans	7,661,667	7,662,637
Real Estate Portfolio Segment [Member] | Commercial [Member] | Substandard [Member]
Loans	7,732,580	4,733,226
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Loans	47,848,754	45,213,960	30,358,362
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Pass [Member]
Loans	47,087,255	41,282,295
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Special Mention [Member]
Loans	44,306	577,765
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Substandard [Member]
Loans	717,193	3,353,900
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Loans	12,499,744	8,583,446	11,830,447
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Pass [Member]
Loans	12,499,744	8,583,446
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Special Mention [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Residential [Member]
Loans	187,714,372	194,048,945	195,579,967
Real Estate Portfolio Segment [Member] | Residential [Member] | Pass [Member]
Loans	170,050,484	177,962,870
Real Estate Portfolio Segment [Member] | Residential [Member] | Special Mention [Member]
Loans	7,106,793	4,864,893
Real Estate Portfolio Segment [Member] | Residential [Member] | Substandard [Member]
Loans	10,557,095	11,221,182
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans	62,708,998	67,767,655	66,877,197
Real Estate Portfolio Segment [Member] | Farmland [Member] | Pass [Member]
Loans	58,712,452	66,334,906
Real Estate Portfolio Segment [Member] | Farmland [Member] | Special Mention [Member]
Loans	1,912,338	444,095
Real Estate Portfolio Segment [Member] | Farmland [Member] | Substandard [Member]
Loans	2,084,208	988,654
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Loans	18,485,199	18,956,028	19,695,241
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Pass [Member]
Loans	18,103,792	18,495,798
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Special Mention [Member]
Loans	59,073	52,970
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Substandard [Member]
Loans	322,334	407,260
Consumer and Other Portfolio Segment [Member] | Other [Member]
Loans	5,027,523	14,977,309	$ 16,747,861
Consumer and Other Portfolio Segment [Member] | Other [Member] | Pass [Member]
Loans	5,018,095	14,968,677
Consumer and Other Portfolio Segment [Member] | Other [Member] | Special Mention [Member]
Loans	5,475	8,632
Consumer and Other Portfolio Segment [Member] | Other [Member] | Substandard [Member]
Loans	$ 3,953